Toyota Motor Corporation ADRhedged™
Schedule of Investments
September 30, 2025 (Unaudited)
1
ADR
:
American Depositary Receipt
Shares Value
Common Stocks
— 97.5%
Consumer Discretionary — 97.5%
Toyota Motor Corp., ADR
(Cost $995,375) .......................................................................................................... 5,247 $ 1,002,649
Short-Term Investment
— 3.1%
Money Market Funds — 3.1%
Dreyfus Treasury Securities Cash Management Institutional Shares, 3.98%
(a)
(Cost $32,299) ........................................................................................................... 32,299 32,299
Total Investments — 100.6%
(Cost $1,027,674) 1,034,948
Liabilities in excess of Other Assets,
Net — (0.6)% (6,527)
Net Assets — 100% $ 1,028,421
_______________
(a) Reflects the 7-day yield at September 30, 2025.
At September 30, 2025, the Fund had the following currency swaps outstanding:
Counterparty
Settlement
Date
*
Currency to Deliver Currency to Receive
Unrealized
Appreciation
Unrealized
Depreciation
CIBC 10/01/25 JPY 77,256,818 USD 519,814 $ — $ (3,305)
CIBC 10/01/25 JPY 77,227,376 USD 519,616 — (3,303)
CIBC 10/01/25 USD 1,046,054 JPY 154,484,194 — (16)
CIBC 10/02/25 JPY 152,205,931 USD 1,030,721 109 —
Total Unrealized Appreciation/(Depreciation) $ 109
$ (6,624)
* The currency hedge contracts have an automatic extension on the maturity date, however the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.
Currency Abbreviations
USD U.S. Dollar
JPY Japanese Yen